Cover	Nov. 16, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 16, 2022
Entity Registrant Name	ONE GAS, INC.
Entity Incorporation, State or Country Code	OK
Entity File Number	001-36108
Entity Tax Identification Number	46-3561936
Entity Address, Address Line One	15 East Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	918
Local Phone Number	947-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001587732
Amendment Flag	false
Current Fiscal Year End Date	--12-31
KANSAS GAS SERVICE SECURITIZATION I, L.L.C. [Member]
Document Information [Line Items]
Entity Registrant Name	KANSAS GAS SERVICE SECURITIZATION I, L.L.C.
Entity Incorporation, State or Country Code	OK
Entity File Number	333-267322-01
Entity Tax Identification Number	88-3970012
Entity Address, Address Line One	15 East Fifth Street
Entity Address, Address Line Two	Suite 2662
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	918
Local Phone Number	947-7095
Entity Central Index Key	0001944984